Long-term Debt - Components of Long-Term Debt (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt [Line Items]
Carrying amount	€ 1,021,900		€ 710,100
Loan headquarter building	30,936	[1]	32,366	[1]
Other	21,704		17,029
Long-term debt	1,074,570		759,490
Less: current portion of long-term debt	4,385		3,610
Non-current portion of long-term debt	1,070,185		755,880
5.75 Percent senior notes due 2017 [Member]
Debt [Line Items]
Carrying amount	270,339		710,095
3.375 Percent Senior Notes Due 2023 [Member]
Debt [Line Items]
Carrying amount	€ 751,591

[1]	This loan relates to our VIE, see Note 12.